GammaRoad Market Navigation ETF

Schedule of Investments

November 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Direxion Daily S&P 500 Bull 2X Shares	5,821	$913,257
iShares Core S&P 500 ETF	2,373	1,435,831
SPDR S&P 500 ETF Trust	2,128	1,282,226
TOTAL EXCHANGE TRADED FUNDS (Cost $3,543,011)		3,631,314

TOTAL INVESTMENTS - 99.9% (Cost $3,543,011)		$3,631,314
Other Assets in Excess of Liabilities - 0.1%		3,601
TOTAL NET ASSETS - 100.0%		$3,634,915

Percentages are stated as a percent of net assets.